Property, Equipment, and Other Fixed Assets (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Equipment, and Other Fixed Assets (Details) [Line Items]
Depreciation expense	$ 219,258		$ 168,403	$ 691,373	$ 444,660
Heliogen, Inc. [Member]
Property, Equipment, and Other Fixed Assets (Details) [Line Items]
Depreciation expense	24,000		400,000	900,000	2,100,000
Proceeds from sale of property, plant and equipment	54,000			906,000
Loss on disposition of property plant equipment	$ (100,000)			(300,000)
Property, plant and equipment				$ 3,354,000
Facility Closing [Member] | Heliogen, Inc. [Member]
Property, Equipment, and Other Fixed Assets (Details) [Line Items]
Property, plant and equipment		$ 3,400,000